SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets and liabilities of the operation, as of date of purchase:
Working capital (excluding cash and cash equivalents)	$ 0		$ 0		$ (62)
Property and equipment, net	0		0		(4)
Intangible assets, net	0		0		(313)
Shares issued	0		0		68
Liabilities to former owner of the acquiree (*)	0	[1]	0	[1]	311	[1]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	0		0		0
Cash paid during the year for:
Interest	6		0		109
Income taxes, net	25		50		31
Supplemental disclosure of non-cash investing and financing activities:
Extinguishments of liabilities credited to shareholder's deficit (see Note 1d)	1,220		147		0
Issuance of shares to service providers and officer	21		0		63
Parent Company [Member]
Sale of operations net of cash sold:
Working capital (excluding cash and cash equivalents)	0		(208)		0
Property and equipment	0		88		0
Intangible assets	0		517		0
Disposal Group, Including Discontinued Operation, Assets Sold Net	0		397		0
Subsidiaries [Member]
Sale of operations net of cash sold:
Working capital (excluding cash and cash equivalents)	0		(276)		0
Property and equipment	0		4		0
Long-term liability	0		(3)		0
Capital gain on sale of subsidiary	0		272		0
Disposal Group, Including Discontinued Operation, Assets Sold Net	$ 0		$ (3)		$ 0

[1]	Including $68 which represents the acquisition date fair value of contingent consideration to the former owners.